Common and Preferred Share Capital - Additional Information (Detail) - CAD ($)								12 Months Ended
	May 31, 2018	Jan. 18, 2018	Jun. 02, 2017	Jan. 08, 2016	Mar. 11, 2015	Dec. 16, 2014	Jun. 11, 2014	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount								$ 1,600,000,000	$ 1,600,000,000
Regulatory capital requirements, domestic Stability Buffer								1.50%	1.50%
Basel III requirement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge								1.00%
Phased in deductions from CET1 capital, rate									20.00%
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								15,703,861	6,654,170
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								16,160,842	19,041,624
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								3,043,087	2,771,650
Bottom of range [member] | Basel III requirement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio								9.50%
Tier 1 capital ratio								11.00%
Total capital ratio								13.00%
Tier one notes series A [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount								$ 1,300,000,000
Notes, maturity date								June 30, 2108
Tier one notes series B [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount								$ 300,000,000
Notes, maturity date								June 30, 2108
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value									$ 0
Explanation of fact that shares have no par value									CIBC's authorized capital consists of an unlimited number of common shares, without nominal or par value.
Number of shares purchased under normal course issuer bid	9,000,000
Shares purchased and cancelled	3,500,000							(3,500,000)	0	(3,081,300)
Shares purchased and cancelled, amount	$ 417,000,000			$ 122,000,000
Share repurchase, average price per share	$ 119.22			$ 86.94				$ 87.83
Non cumulative Series 47 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value		$ 25.00
Number of shares issued		18,000,000
Gross proceeds from shares issued		$ 450,000,000
Redemption date		Jan. 31, 2023
Dividend rate		4.50%
Dividend in addition to Government of Canada bond yield		2.45%
Dividend in addition to 3-month Government of Canada Treasury Bill yield		2.45%
Share conversion basis		Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter.
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value			$ 25.00
Number of shares issued			32,000,000
Gross proceeds from shares issued			$ 800,000,000
Redemption date			Jul. 31, 2022
Dividend rate			4.40%
Dividend in addition to Government of Canada bond yield			3.38%
Dividend in addition to 3-month Government of Canada Treasury Bill yield			3.38%
Share conversion basis			Holders of the Series 45 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 46 (NVCC) (Series 46 shares), subject to certain conditions, on July 31, 2022 and on July 31 every five years thereafter.
Non cumulative Series 43 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value					$ 25.00
Number of shares issued					12,000,000
Gross proceeds from shares issued					$ 300,000,000
Dividend rate					3.60%
Dividend in addition to Government of Canada bond yield					2.79%
Dividend in addition to 3-month Government of Canada Treasury Bill yield					2.79%
Share conversion basis					Holders of the Series 43 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020 and on July 31 every five years thereafter.
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value						$ 25.00
Number of shares issued						12,000,000
Gross proceeds from shares issued						$ 300,000,000
Dividend rate						3.75%
Dividend in addition to Government of Canada bond yield						2.24%
Dividend in addition to 3-month Government of Canada Treasury Bill yield						2.24%	2.32%
Share conversion basis						Holders of the Series 41 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020 and on January 31 every five years thereafter.	Holders of the Series 39 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC) (Series 40 shares), subject to certain conditions, on July 31, 2019 and on July 31 every five years thereafter.
Non cumulative Series 39 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value							$ 25.00
Number of shares issued							16,000,000
Gross proceeds from shares issued							$ 400,000,000
Dividend rate							3.90%
Dividend in addition to Government of Canada bond yield							2.32%
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value								25.00
Conversion of shares, minimum price								$ 5.00
NVCC [member] | Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								1,561,767,500	1,012,992,500
Preference shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value									CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares									$ 10,000,000,000